Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Bell		Compensation Actually Paid to Bell		Summary Compensation Table Total for Krone		Compensation Actually Paid to Krone		Average Summary Compensation Table Total for Non-PEO NEOs		Average Compensation Actually Paid to Non-PEO NEOs		Total Shareholder Return	Peer Group Total Shareholder Return(9)	Net Income (in millions)(10)	Company Selected Measure (Revenue) (in millions)(11)
2023	$9,187,541	(1)	$11,592,267	(5)	$6,704,904	(1)	$6,065,905	(5)	$3,963,222	(1)	$4,062,218	(5)	$115.41	$139.92	$208	$15,438
2022	$—	(2)	$—	(6)	$13,548,892	(2)	$19,246,307	(6)	$2,723,296	(2)	$3,204,388	(6)	$110.43	$104.33	$693	$14,396
2021	$—	(3)	$—	(7)	$12,876,006	(3)	$5,045,765	(7)	$1,992,327	(3)	$1,000,994	(7)	$91.99	$128.06	$759	$13,737
2020	$—	(4)	$—	(8)	$12,319,624	(4)	$15,873,335	(8)	$2,928,640	(4)	$3,301,799	(8)	$107.21	$122.11	$629	$12,297

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Total Compensation as set forth in the Summary Compensation Table (page 74) in this Proxy Statement for the applicable year (2023) for Mr. Bell, Mr. Krone and average total compensation for the applicable year for Mr. Cage, Mr. Fasano, Ms. Porter and Mr. Stevens (Non-PEO NEOs).
(2)Total Compensation as set forth in the Summary Compensation Table (page 74) in this Proxy Statement for the applicable year (2022) for Mr. Krone and average total compensation for the applicable year for Mr. Cage, Ms. Waterston, Mr. Howe, and Mr. Fasano (Non-PEO NEOs).
(3)Total Compensation as set forth in the Summary Compensation Table (page 74) in this Proxy Statement for the applicable year (2021) for Mr. Krone and average total compensation for the applicable year for Mr. Cage, Mr. Reagan, Mr. Fasano, Mr. Howe, and Ms. Schmanske (Non-PEO NEOs).
(4)Total Compensation as set forth in the Summary Compensation Table (page 74) in this Proxy Statement for the applicable year (2020) for Mr. Krone and average total compensation for the applicable year for Mr. Reagan, Mr. Fasano, Mr. Howe, and Mr. King (Non-PEO NEOs).

Adjustment To PEO Compensation, Footnote
(5)The Compensation Actually Paid (CAP) is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal 2023. For each outstanding and unvested equity award, we utilized the fiscal year end and vesting date fair values to calculate the equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR-based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $4,368,496 for Mr. Bell, $4,185,885 for Mr. Krone and $2,477,126 for the average total for Non-PEO NEOs. Equity award adjustments total $6,773,222 for Mr. Bell, $3,546,886 for Mr. Krone, and $2,576,122 for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.
(6)The CAP is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal 2022. For each outstanding and unvested equity award, we utilized the fiscal year end and vesting date fair values to calculate the equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $10,315,880 for Mr. Krone and $1,520,126 for the average total for Non-PEO NEOs. Equity award adjustments total $16,013,295 for PEO 2 and $2,001,218 for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.
(7)The CAP is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal year 2021. For each outstanding and unvested equity award during the fiscal years covered in the table, we utilized the fiscal year end and vesting date fair values to calculate these equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $9,482,900 for Mr. Krone and $900,434 or the average total for Non-PEO NEOs. Equity award adjustments total $1,652,659 for PEO 2 and ($90,899) for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.
(8)The CAP is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal year 2020. For each outstanding and unvested equity award during the fiscal years covered in the table, we utilized the fiscal year end and vesting date fair values to calculate these equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $8,854,684 for Mr. Krone and $1,335,955 for the average total for Non-PEO NEOs. Equity award adjustments total $12,408,395 for PEO 2 and $1,709,114 for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.

Non-PEO NEO Average Total Compensation Amount	$ 3,963,222	$ 2,723,296	$ 1,992,327	$ 2,928,640
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,062,218	3,204,388	1,000,994	3,301,799
Adjustment to Non-PEO NEO Compensation Footnote
(5)The Compensation Actually Paid (CAP) is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal 2023. For each outstanding and unvested equity award, we utilized the fiscal year end and vesting date fair values to calculate the equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR-based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $4,368,496 for Mr. Bell, $4,185,885 for Mr. Krone and $2,477,126 for the average total for Non-PEO NEOs. Equity award adjustments total $6,773,222 for Mr. Bell, $3,546,886 for Mr. Krone, and $2,576,122 for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.
(6)The CAP is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal 2022. For each outstanding and unvested equity award, we utilized the fiscal year end and vesting date fair values to calculate the equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $10,315,880 for Mr. Krone and $1,520,126 for the average total for Non-PEO NEOs. Equity award adjustments total $16,013,295 for PEO 2 and $2,001,218 for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.
(7)The CAP is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal year 2021. For each outstanding and unvested equity award during the fiscal years covered in the table, we utilized the fiscal year end and vesting date fair values to calculate these equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $9,482,900 for Mr. Krone and $900,434 or the average total for Non-PEO NEOs. Equity award adjustments total $1,652,659 for PEO 2 and ($90,899) for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.
(8)The CAP is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal year 2020. For each outstanding and unvested equity award during the fiscal years covered in the table, we utilized the fiscal year end and vesting date fair values to calculate these equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $8,854,684 for Mr. Krone and $1,335,955 for the average total for Non-PEO NEOs. Equity award adjustments total $12,408,395 for PEO 2 and $1,709,114 for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Revenue	Annual Operating Income	Operating Cash Flow
Relative TSR	Earnings Per Share

Total Shareholder Return Amount	$ 115.41	110.43	91.99	107.21
Peer Group Total Shareholder Return Amount	139.92	104.33	128.06	122.11
Net Income (Loss)	$ 208,000,000	$ 693,000,000	$ 759,000,000	$ 629,000,000
Company Selected Measure Amount	15,438,000,000	14,396,000,000	13,737,000,000	12,297,000,000
PEO Name		Mr. Krone	Mr. Krone	Mr. Krone
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Earnings Per Share
Bell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,187,541
PEO Actually Paid Compensation Amount	$ 11,592,267
PEO Name	Mr. Bell
Krone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,704,904	$ 13,548,892	$ 12,876,006	$ 12,319,624
PEO Actually Paid Compensation Amount	$ 6,065,905	19,246,307	5,045,765	15,873,335
PEO Name	Mr. Krone
PEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,315,880)	(9,482,900)	(8,854,684)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,013,295	1,652,659	12,408,395
PEO | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		10,478,194	8,750,429	8,552,406
PEO | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		2,745,216	(4,076,257)	1,511,104
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		2,505,001	(3,305,033)	2,128,947
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		284,884	283,520	215,938
PEO | Bell [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,368,496)
PEO | Bell [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,773,222
PEO | Bell [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	6,740,369
PEO | Bell [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Bell [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Bell [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Bell [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Bell [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	32,853
PEO | Krone [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,185,885)
PEO | Krone [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,546,886
PEO | Krone [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	5,084,948
PEO | Krone [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(737,618)
PEO | Krone [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Krone [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,015,544)
PEO | Krone [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Krone [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	215,100
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,477,126)	(1,520,126)	(900,434)	(1,335,955)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,576,122	2,001,218	90,899	1,709,114
Non-PEO NEO | Cage [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,936,686	1,852,078	742,509
Non-PEO NEO | Cage [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,069,364	1,450,958	975,810
Non-PEO NEO | Cage [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(85,714)	256,775	(152,120)
Non-PEO NEO | Cage [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Cage [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(88,795)	115,592	(94,524)
Non-PEO NEO | Cage [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Cage [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	41,831	28,753	13,343
Non-PEO NEO | Fasano [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,537,714	2,034,976	104,726	1,546,272
Non-PEO NEO | Fasano [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,730,148	1,311,309	1,086,762	1,126,950
Non-PEO NEO | Fasano [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(80,625)	373,540	(539,721)	240,741
Non-PEO NEO | Fasano [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Fasano [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(151,069)	313,370	(480,925)	149,271
Non-PEO NEO | Fasano [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Fasano [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	39,260	36,757	38,610	29,310
Non-PEO NEO | Stevens [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,380,765
Non-PEO NEO | Stevens [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,512,790
Non-PEO NEO | Stevens [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(64,182)
Non-PEO NEO | Stevens [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Stevens [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(100,707)
Non-PEO NEO | Stevens [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Stevens [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	32,864
Non-PEO NEO | Porter [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,449,323
Non-PEO NEO | Porter [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,561,964
Non-PEO NEO | Porter [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(60,320)
Non-PEO NEO | Porter [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Porter [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(86,822)
Non-PEO NEO | Porter [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Porter [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 34,501
Non-PEO NEO | Howe [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,064,066	86,267	1,458,011
Non-PEO NEO | Howe [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		1,363,700	1,022,465	1,074,158
Non-PEO NEO | Howe [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		343,225	(556,957)	233,932
Non-PEO NEO | Howe [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0	0	0
Non-PEO NEO | Howe [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		321,646	(416,102)	119,768
Non-PEO NEO | Howe [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0	0	0
Non-PEO NEO | Howe [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		35,495	36,861	30,153
Non-PEO NEO | Waterston [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,053,756
Non-PEO NEO | Waterston [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		2,035,520
Non-PEO NEO | Waterston [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0
Non-PEO NEO | Waterston [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0
Non-PEO NEO | Waterston [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0
Non-PEO NEO | Waterston [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0
Non-PEO NEO | Waterston [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		$ 18,236
Non-PEO NEO | Reagan [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,605,080)	2,681,822
Non-PEO NEO | Reagan [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			0	1,826,244
Non-PEO NEO | Reagan [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			(908,349)	391,885
Non-PEO NEO | Reagan [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			0	0
Non-PEO NEO | Reagan [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			(740,638)	414,791
Non-PEO NEO | Reagan [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			0	0
Non-PEO NEO | Reagan [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			43,907	48,902
Non-PEO NEO | Schmanske [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			217,084
Non-PEO NEO | Schmanske [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			1,049,957
Non-PEO NEO | Schmanske [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			(480,581)
Non-PEO NEO | Schmanske [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			0
Non-PEO NEO | Schmanske [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			(388,168)
Non-PEO NEO | Schmanske [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			0
Non-PEO NEO | Schmanske [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			$ 35,876
Non-PEO NEO | King [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,150,352
Non-PEO NEO | King [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				1,140,580
Non-PEO NEO | King [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
Non-PEO NEO | King [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
Non-PEO NEO | King [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
Non-PEO NEO | King [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
Non-PEO NEO | King [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				$ 9,772